REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of Disaggregation Revenue

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Packaging rolled products	1,960	2,172	2,245
Automotive rolled products	663	816	636
Specialty and other thin-rolled products	102	151	169
Aerospace rolled products	560	863	773
Transportation, industry, defense and other rolled products	442	557	566
Automotive extruded products	665	797	714
Other extruded products	491	551	573
Other	—	—	10
Total Revenue by product line	4,883	5,907	5,686

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Germany	1,014	1,260	1,339
France	362	563	554
United Kingdom	192	194	175
Switzerland	52	68	77
Other Europe	923	1,078	1,038
Total Europe	2,543	3,163	3,183

United States	1,941	2,175	1,897
Asia and Other Pacific	211	277	300
All Other	188	292	306
Total Revenue by destination of shipment	4,883	5,907	5,686